SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 USD ($) Share shares
Supplemental Disclosure Of Cash Flow [Line Items]
Value of common shares issued for vesting of RSU				$ 2.2	$ 1.2
Number of common shares issued for vesting of RSU | shares				270,704	131,500
Reallocation from reserves for stock options exercised				$ 0.9	$ 0.5
Number of stock options exercised | Share				779,527	479,536
Third Drawdown [Member] | Amended Loan Facility [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Conversion on loan payable (shares) | shares				545,702
Conversion on loan payable				$ 3.3
Nova Royalty Corp [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares				34,943,542
Common shares issued for acquisitions of royalty interests				$ 112.1
Lama Royalties Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares	466,827			466,827
Common shares issued for acquisitions of royalty interests	$ 2.5			$ 2.1
Alamos royalty portfolio acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares		939,355		939,355
Common shares issued for acquisitions of royalty interests				$ 4.2
First Majestic Silver Corp [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares			4,168,056		4,168,056
Common shares issued for acquisitions of royalty interests					$ 21.6